Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

11. Debt

On July 27, 2020, the Company entered into a subscription agreement consisting of 1) a convertible note and 2) warrants. The 1) convertible note has a face value of $250,000, matures August 1, 2022, and accrues interest at 8% per annum. The note is convertible into 2,500,000 shares of the Company’s common stock at a conversion price of $0.10 per share. The beneficial conversion feature is accounted for in accordance with ASC 470-20 Debt with Conversion and Other Options and the resulting debt discount is amortized over the life of the note. As of March 31, 2022, the net carrying amount is $208,333, which consists of the $250,000 convertible note and $41,667 unamortized debt discount. As of December 31, 2021, the net carrying amount is $177,083, which consists of the $250,000 convertible note and $72,917 unamortized debt discount. The 2) warrants are exercisable to purchase an additional 2,500,000 shares of common stock at $0.25 per share.

On August 26, 2020, the Company entered into a $600,000 loan agreement, which accrues interest at 84% per annum. On January 25, 2021, the Company refinanced this loan at 93.6%, to obtain additional funding. The loan was fully repaid on April 27, 2021.

On March 18, 2021, the Company entered into a $225,000 note payable, which accrued interest at 15% per annum. The note was fully repaid on May 7, 2021.

Between March 29, 2021 and July 6, 2021, the Company entered into a series of similar subscription agreements with either domestic or non-US accredited investors, respectively (each, a “Initial Tranche Subscription Agreement (US)” and, respectively, “Initial Tranche Subscription Agreement (non-US)”) pursuant to which the Company issued and sold to certain accredited investors, in the initial tranche of a non-brokered private placement (the “Private Placement”), an aggregate 3,000 units (“Units”), each Unit representing (i) one $1,000 principal amount term note providing for an optional conversion into shares of Company common stock at a price of $0.20 per share (each the “Initial Convertible Term Note”) and (ii) a common share warrant for the purchase of 5,000 shares of Company common stock at an exercise price of $0.40 per share (each an “Initial Warrant”), for aggregate net proceeds of $3,000,000. The Initial Convertible Term Notes and the Initial Warrants mature on March 31, 2022 and March 31, 2023, respectively, and accrued interest at a rate of 12% per annum payable on a quarterly basis.

Between May and July 6, 2021, the Company entered into a series of substantially similar subscription agreements with either domestic or non-US investors (each, a “Subscription Agreement (US)”, and, respectively, “Subscription Agreement (non-US)”) pursuant to which the Company issued and sold to certain accredited investors, in the second tranche of the Private Placement, an aggregate 1,900 units (“Units”), each Unit representing (i) one $1,000 principal amount term note (each a “Convertible Term Note”) providing for an optional conversion into shares of Company common stock at a price of $0.20 per share and (ii) a common share warrant for the purchase of 5,000 shares of Company common stock at an exercise price of $0.40 per share (each a “Warrant”), for additional aggregate net proceeds of $1,900,000. The Convertible Term Notes and Warrants mature on September 30, 2022 and April 30, 2023, respectively, and accrued interest at a rate of 12% per annum payable on a quarterly basis.

All notes were converted during the fourth quarter of 2021.

On August 20, 2021, the Company entered into a $300,000 loan agreement, which accrued interest at 91.23% per annum. Payment is due on a weekly basis up to the maturity date of May 27, 2021. The loan was fully repaid on October 19, 2021.

11. DEBT

On July 27, 2020, the Company entered into a subscription agreement consisting of 1) a convertible note and 2) warrants. The 1) convertible note has a face value of $250,000, matures August 1, 2022, and accrues interest at 8% per annum. The note is convertible into 2,500,000 shares of the Company’s common stock at a conversion price of $0.10 per share. The beneficial conversion feature is accounted for in accordance with ASC 470-20 Debt with Conversion and Other Options and the resulting debt discount is amortized over the life of the note. As of December 31, 2021, the net carrying amount is $177,083, which consists of the $250,000 convertible note and $72,917 unamortized debt discount. As of December 31, 2020, the net carrying amount is $52,083, which consists of the $250,000 convertible note and $197,917 unamortized debt discount. The warrants are exercisable to purchase an additional 2,500,000 shares of common stock at $0.25 per share.

On August 26, 2020, the Company entered into a $600,000 loan agreement, which accrues interest at 84% per annum. On January 25, 2021, the Company refinanced this loan at 93.6%, to obtain additional funding. The loan was fully repaid on April 27, 2021, with a $412,560 loan balance as of December 31, 2020.

On March 18, 2021, the Company entered into a $225,000 note payable, which accrued interest at 15% per annum. The note was fully repaid on May 7, 2021.

Between March 29, 2021 and July 6, 2021, the Company entered into a series of similar subscription agreements with either domestic or non-US accredited investors, respectively (each, a “Initial Tranche Subscription Agreement (US)” and, respectively, “Initial Tranche Subscription Agreement (non-US)”) pursuant to which the Company issued and sold to certain accredited investors, in the initial tranche of a non-brokered private placement (the “Private Placement”), an aggregate 3,000 units (“Units”), each Unit representing (i) one $1,000 principal amount term note providing for an optional conversion into shares of Company common stock at a price of $0.20 per share (each the “Initial Convertible Term Note”) and (ii) a common share warrant for the purchase of 5,000 shares of Company common stock at an exercise price of $0.40 per share (each an “Initial Warrant”), for aggregate net proceeds of $3,000,000. The Initial Convertible Term Notes and the Initial Warrants mature on March 31, 2022 and March 31, 2023, respectively, and accrued interest at a rate of 12% per annum payable on a quarterly basis.

Between May and July 6, 2021, the Company entered into a series of substantially similar subscription agreements with either domestic or non-US investors (each, a “Subscription Agreement (US)”, and, respectively, “Subscription Agreement (non-US)”) pursuant to which the Company issued and sold to certain accredited investors, in the second tranche of the Private Placement, an aggregate 1,900 units (“Units”), each Unit representing (i) one $1,000 principal amount term note (each a “Convertible Term Note”) providing for an optional conversion into shares of Company common stock at a price of $0.20 per share and (ii) a common share warrant for the purchase of 5,000 shares of Company common stock at an exercise price of $0.40 per share (each a “Warrant”), for additional aggregate net proceeds of $1,900,000. The Convertible Term Notes and Warrants mature on September 30, 2022 and April 30, 2023, respectively, and accrued interest at a rate of 12% per annum payable on a quarterly basis.

During the year ended December 31, 2021, we recorded a $1,444,542 debt discount associated on the $4,900,000 of convertible notes, comprised of additional paid in capital for the fair value of warrants and a beneficial conversion feature of $928,779 and $515,763, respectively. All notes were converted during the year ended December 31, 2021, and the entire debt discount was amortized into interest expense during the year.

On August 20, 2021, the Company entered into a $300,000 loan agreement, which accrues interest at 91.23% per annum. Payment is due on a weekly basis up to the maturity date of May 27, 2021. The loan was fully repaid on October 19, 2021.